Our people - Summary of Staffing Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number and average number of employees [abstract]
Wages and salaries	£ 5,622	£ 5,879	£ 5,721
Cash-based incentive plans	242	233	293
Share-based incentive plans (note 21)	109	140	122
Social security costs	692	715	689
Pension costs (note 22)	215	213	205
Severance	61	78	44
Other staff costs	820	879	1,092
Staffing costs	7,761	8,137	8,166
Non-headline staff costs	£ 137	£ 71	£ 16